Critical accounting estimates and judgements	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Critical accounting estimates and judgements

3	Critical accounting estimates and judgements

In the application of the Company’s accounting policies, the directors are required to make judgements, estimates and assumptions about the carrying amount of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised, if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The estimates and assumptions which have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities are outlined below.

(1)	Impairment of intangible assets

Intangible assets are initially recorded at acquisition cost and are amortized on a straight-line basis over their useful economic life. Intangible assets that are acquired through a business combination are initially recorded at fair value at the date of acquisition. Intangible assets with indefinite useful lives are reviewed for impairment at least once per year. The impairment test is performed using the discounted cash flows expected to be generated through the use of the intangible assets, using a discount rate that reflects the current market estimations and the risks associated with the asset. When it is impractical to estimate the recoverable amount of an asset, the Company estimates the recoverable amount of the cash generating unit in which the asset belongs to.

(2)	Going concern basis

Management has made an assessment of the Company’s ability to continue as a going concern.